Income Taxes - Maturities of income tax payable (Details) - 2014 Tax Reform $ in Thousands	Dec. 31, 2019 MXN ($)
Income Taxes
Income tax payable	$ 3,230,248
2020
Income Taxes
Income tax payable	1,470,529
2021
Income Taxes
Income tax payable	1,016,035
2022
Income Taxes
Income tax payable	623,545
2023
Income Taxes
Income tax payable	$ 120,139